Employees - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Sk	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities	12.00%
Actual return on plan assets	€ (557)	€ 2,015
Actual return on plan assets	(1,108)	1,475		€ 1,877
Interest income	551
Property and leases	1,579	1,467
Property and Leases Occupied by Unilever [Member]
Disclosure Of Pension Plans [Line Items]
Property and leases	28	32
Unilever securities [Member]
Disclosure Of Pension Plans [Line Items]
Equity securities	€ 12	€ 14
Percentage of plan assets in equity securities	0.10%	0.10%
Pension liabilities [Member]
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities	96.00%
Special Benefits Trust [Member]
Disclosure Of Pension Plans [Line Items]
Excluded plan assets	€ 59	€ 63
Escrow [Member]
Disclosure Of Pension Plans [Line Items]
Excluded plan assets				€ 68
United Kingdom [Member]
Disclosure Of Pension Plans [Line Items]
Percentage of long term trend future improvements	1.00%
2016 CMI core projections (Sk) | Sk	7.5
United Kingdom [Member] | Interest rate risk [Member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	55.00%
United Kingdom [Member] | Inflation rate risk [member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	55.00%
Netherlands [Member] | Interest rate risk [Member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	32.00%
Netherlands [Member] | Inflation rate risk [member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	29.00%
Defined Benefit Plans [Member]
Disclosure Of Pension Plans [Line Items]
Current estimated group employer contributions, payable in 2016 excluding UK pension fund deficit contributions | £			£ 600,000,000		£ 600,000,000
Other Post-Employment Benefit Plans [Member]
Disclosure Of Pension Plans [Line Items]
Period of level of medical cost inflation	5 years
Other Post-Employment Benefit Plans [Member] | Bottom of range [member]
Disclosure Of Pension Plans [Line Items]
Rate of level of medical cost inflation	7.00%
Liabilities [Member]
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities	84.00%